LONG-TERM INVESTMENTS, NET - Additional Information (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
	Sep. 29, 2020 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥) ConvertibleNotes Loans	Dec. 31, 2023 USD ($) ConvertibleNotes Loans	Dec. 31, 2022 CNY (¥) ConvertibleNotes	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2020 shares
Long Term Investments [Line Items]
Share of loss from equity method investments				¥ (1,990)
Long-term investments, net			¥ 162,267				¥ 302,077	$ 43,196
Impairment on investment			51,923
Number of convertible notes purchased | ConvertibleNotes				2	2	2
Number of loans lent | Loans				2	2
Loans lent				¥ 44,709
Annual interest rate of loans lent				10.00%	10.00%
PT Rumah Inovasi JET
Long Term Investments [Line Items]
Convertible notes purchased				¥ 51,006		¥ 51,006
Keen Best
Long Term Investments [Line Items]
Number of ordinary shares acquired | shares									35
Equity Percent Acquired									35.00%
Distribution received			69,018
Purchase price for shares	¥ 91,957
Emprende Conmovi, S.A. DE C.V., Sofom, Enr
Long Term Investments [Line Items]
Equity ownership percent transferred				8.00%
Purchase consideration | $					$ 500
Teleko
Long Term Investments [Line Items]
Loans lent			¥ 97,577				66,208
Annual interest rate of loans lent		10.00%	10.00%
Liberty
Long Term Investments [Line Items]
Loans lent							63,043
Annual interest rate of loans lent		5.00%
KIP
Long Term Investments [Line Items]
Loans lent							¥ 71,344
Annual interest rate of loans lent		8.00%
Investee repaid cash consideration | $		$ 73,021
Interest income | $		$ 1,677
Samir
Long Term Investments [Line Items]
Equity ownership percent transferred							21.00%	21.00%